Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485APOS
Period End Date	dei_DocumentPeriodEndDate	Sep. 25, 2023
Registrant Name	dei_EntityRegistrantName	ProShares Trust
CIK	dei_EntityCentralIndexKey	0001174610
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 29, 2023
Prospectus Date	rr_ProspectusDate	Sep. 29, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
ProShares Bitcoin & Ether Equal Weight Strategy ETF | None
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BETE